STOCK BASED COMPENSATION (Options and Warrants Outstanding by Exercise Price) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		2,051,000
Weighted Average Remaining Contractual Term (in years)		4 years 9 months 18 days
Vested and Exercisable (000's)		1,576,000
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	1,996,350	2,051,475	2,716,000		3,865,000
Weighted Average Exercise Price	$ 3.44	$ 3.46	$ 3.45		$ 3.48
Weighted Average Exercise Price		3.43	$ 3.25	[1]
Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	1,996,350
Weighted Average Remaining Contractual Term (in years)	4 years 1 month
Weighted Average Exercise Price	$ 3.44	3.46
Vested and Exercisable (000's)	1,613,017
Weighted Average Exercise Price	$ 3.22	$ 3.19
$1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		327,664
Weighted Average Remaining Contractual Term (in years)		1 year 10 months 24 days
Vested and Exercisable (000's)		327,664
$1.04 - $1.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	327,664
Weighted Average Remaining Contractual Term (in years)	1 year 1 month
Weighted Average Exercise Price	$ 1.56	$ 1.56
Vested and Exercisable (000's)	327,664
Weighted Average Exercise Price	$ 1.56	$ 1.56
$2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		335,354
Weighted Average Remaining Contractual Term (in years)		2 years 6 months
Vested and Exercisable (000's)		335,354
$2.00 - $2.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	335,354
Weighted Average Remaining Contractual Term (in years)	1 year 9 months
Weighted Average Exercise Price	$ 2.58	$ 2.58
Vested and Exercisable (000's)	335,354
Weighted Average Exercise Price	$ 2.58	$ 2.58
$3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		500,355
Weighted Average Remaining Contractual Term (in years)		3 years 9 months 18 days
Vested and Exercisable (000's)		500,355
$3.00 - $3.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,355
Weighted Average Remaining Contractual Term (in years)	3 years 1 month
Weighted Average Exercise Price	$ 3.59	$ 3.59
Vested and Exercisable (000's)	500,355
Weighted Average Exercise Price	$ 3.59	$ 3.59
$4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		864,769
Weighted Average Remaining Contractual Term (in years)		7 years 2 months 12 days
Vested and Exercisable (000's)		389,769
$4.00 - $4.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	809,644
Weighted Average Remaining Contractual Term (in years)	6 years 11 months
Weighted Average Exercise Price	$ 4.39	$ 4.37
Vested and Exercisable (000's)	426,311
Weighted Average Exercise Price	$ 4.41	$ 4.40
$5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		23,333
Weighted Average Remaining Contractual Term (in years)		7 years 4 months 24 days
Vested and Exercisable (000's)		23,333
$5.00 - $5.90 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	23,333
Weighted Average Remaining Contractual Term (in years)	6 years 7 months
Weighted Average Exercise Price	$ 5.90	$ 5.90
Vested and Exercisable (000's)	23,333
Weighted Average Exercise Price	$ 5.90	5.90
Minimum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	0	1.04
Minimum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	2.00	2.00
Minimum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	3.00	3.00
Minimum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	4.00	4.00
Minimum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	5.00	5.00
Maximum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	1.99	1.99
Maximum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	2.99	2.99
Maximum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	3.99	3.99
Maximum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	4.99	4.99
Maximum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.90	$ 5.99

[1]	Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2015.(b) Includes forfeiture adjusted unvested shares.